UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 01/31

Date of reporting period: 4/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Core Plus Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 24.7%
Consumer Discretionary 2.4%
Avis Budget Car Rental LLC, 144A, 7.625%, 5/15/2014	552,000	563,040
Caesars Entertainment, Inc.:
7.875%, 3/15/2010	805,000	843,238
8.125%, 5/15/2011	535,000	567,100
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	675,000	919,429
DaimlerChrysler NA Holding Corp., Series E, 5.89% *, 10/31/2008	1,972,000	1,982,065
Dex Media East LLC/Financial, 12.125%, 11/15/2012	440,000	479,600
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	862,000	876,007
INVISTA, 144A, 9.25%, 5/1/2012	1,656,000	1,759,500
Mandalay Resort Group, 9.375%, 2/15/2010	1,130,000	1,218,987

Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015	255,000	265,200
Station Casinos, Inc., 6.5%, 2/1/2014	866,000	815,123
TCI Communications, Inc., 8.75%, 8/1/2015	854,000	1,024,879
Tele-Communications, Inc., 9.875%, 6/15/2022	475,000	636,737
Time Warner, Inc., 7.625%, 4/15/2031	1,181,000	1,335,850
TRW Automotive, Inc., 144A, 7.25%, 3/15/2017	283,000	280,878
United Auto Group, Inc., 144A, 7.75%, 12/15/2016	555,000	563,325
Valassis Communications, Inc., 144A, 8.25%, 3/1/2015	404,000	396,930
Viacom, Inc.:
5.75%, 4/30/2011	1,598,000	1,619,778
6.875%, 4/30/2036	549,000	555,994

		16,703,660
Consumer Staples 0.1%
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014	300,000	309,750
Dean Foods Co., 7.0%, 6/1/2016	365,000	369,562
SUPERVALU, Inc., 7.5%, 11/15/2014	255,000	266,475

		945,787
Energy 2.0%
Allis-Chalmers Energy, Inc., 8.5%, 3/1/2017	515,000	517,575
Basic Energy Services, Inc., 7.125%, 4/15/2016	338,000	335,465
Berry Petroleum Co., 8.25%, 11/1/2016	354,000	354,885
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	2,575,000	2,649,175
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015	2,133,000	2,051,291
7.5%, 2/1/2011	1,194,000	1,281,784
8.375%, 8/1/2066	1,154,000	1,277,871
GAZ Capital (Gazprom), 144A, 6.212%, 11/22/2016	1,021,000	1,034,273
Petroleos de Venezuela S.A., 5.375%, 4/12/2027	860,000	645,430
Southern Union Co., 7.2%, 11/1/2066	1,036,000	1,053,171
Tesoro Corp., 6.625%, 11/1/2015	610,000	622,200
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	1,920,000	1,919,388
Williams Partners LP, 144A, 7.25%, 2/1/2017	120,000	126,900

		13,869,408
Financials 11.7%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	1,700,000	1,713,141
Ambac Financial Group, Inc., 6.15%, 2/15/2037	1,710,000	1,639,220
American General Finance Corp.:
Series I, 4.875%, 5/15/2010	110,000	109,776
Series J, 5.625%, 8/17/2011	5,335,000	5,413,883
Arch Western Finance, 6.75%, 7/1/2013	960,000	952,800
Axa, 144A, 6.379%, 12/14/2049	1,085,000	1,056,064
Banco Do Estado de Sao Paulo, 144A, 8.7%, 9/20/2049	590,000	624,515
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	1,150,000	1,165,035
Banque Centrale de Tunisie, 8.25%, 9/19/2027	280,000	341,040
Catlin Insurance Co., Ltd., 144A, 7.249%, 12/1/2049	654,000	659,319
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	684,000	671,011
ComEd Financing III, 6.35%, 3/15/2033	753,000	637,089
Corp. Andina de Fomento, 5.75%, 1/12/2017	1,755,000	1,765,191
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	2,535,000	3,064,640
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	2,896,000	3,142,933
FBL Financial Group, Inc., 144A, 5.875%, 3/15/2017	1,400,000	1,379,452
Ford Motor Credit Co. LLC, 8.105% *, 1/13/2012	638,000	629,268
Glen Meadow Pass-Through, 144A, 6.505%, 2/12/2067	1,880,000	1,911,960
GMAC LLC:

6.0%, 12/15/2011		1,185,000	1,153,829
8.0%, 11/1/2031		139,000	149,194
ICICI Bank Ltd., 144A, 6.375%, 4/30/2022		1,295,000	1,294,517
Kazakhstan Temir Zholy, 7.0%, 5/11/2016		900,000	939,519
Lloyds TSB Group PLC, 144A, 6.267%, 12/31/2049		2,165,000	2,153,705
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033		680,000	667,984
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049		3,375,000	3,558,600
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049		4,950,000	5,055,628
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049		4,980,000	5,227,655
PartnerRe Finance II, 6.44%, 12/1/2066		1,838,000	1,844,385
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034		1,678,000	1,792,572
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012		165,000	178,612
Red Arrow International Leasing, 8.375%, 6/30/2012	RUB	13,921,196	560,747
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013		2,025,000	2,093,012
Stoneheath Re, 6.868%, 12/29/2049		2,905,000	2,921,268
Sumitomo Mitsui Banking Corp., 144A, 5.625%, 7/29/2049		2,915,000	2,875,493
SunTrust Preferred Capital I, 5.853%, 12/15/2011 (b)		1,657,000	1,684,102
The Chubb Corp., 6.375%, 3/29/2067		1,466,000	1,483,677
The Goldman Sachs Group, Inc., 5.95%, 1/15/2027		4,305,000	4,254,821
The Travelers Companies, Inc., 6.25%, 3/15/2037		660,000	660,900
TNK-BP Finance SA:
144A, 6.125%, 3/20/2012		415,000	413,755
144A, 6.625%, 3/20/2017		630,000	626,850
Transatlantic Holdings, Inc., 5.75%, 12/14/2015		479,000	479,610
Union Bank of Switzerland, 5.25%, 5/3/2007		2,165,100	2,165,100
United Dominion Reality Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010		770,000	744,560
Wachovia Capital Trust III, 5.8%, 3/15/2042		3,820,000	3,876,918
White Mountains RE Group, 144A, 6.375%, 3/20/2017		1,395,000	1,379,308
Wimar Opco LLC, 144A, 9.625%, 12/15/2014		334,000	339,010
Woori Bank, 144A, 6.208%, 5/2/2037		3,485,000	3,459,037

			80,910,705
Health Care 0.1%
Cooper Companies, Inc., 144A, 7.125%, 2/15/2015		357,000	364,140
HCA, Inc., 7.875%, 2/1/2011		525,000	540,094

			904,234
Industrials 0.9%
Allied Waste North America, Inc., 6.5%, 11/15/2010		1,045,000	1,054,144
ARAMARK Corp.:
144A, 8.5%, 2/1/2015		346,000	362,003
144A, 8.86% *, 2/1/2015		85,000	87,338
Kansas City Southern de Mexico SA de CV:
144A, 7.625%, 12/1/2013		409,000	416,157
9.375%, 5/1/2012		892,000	963,360
12.5%, 6/15/2012		150,000	160,200
SemGroup LP, 144A, 8.75%, 11/15/2015		1,023,000	1,056,247
Service Corp. International, 7.375%, 10/1/2014		124,000	128,960
TransDigm, Inc., 144A, 7.75%, 7/15/2014		410,000	425,375
Xerox Corp., 6.75%, 2/1/2017		1,515,000	1,597,395

			6,251,179
Information Technology 0.2%
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/2017		213,000	225,247
Seagate Technology HDD Holdings:
6.375%, 10/1/2011		824,000	820,910

6.8%, 10/1/2016		200,000	198,250

			1,244,407
Materials 1.4%
Berry Plastics Holding Corp., 8.875%, 9/15/2014		440,000	453,200
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015		2,682,000	2,650,650
Lyondell Chemical Co.:
8.0%, 9/15/2014		851,000	891,422
8.25%, 9/15/2016		308,000	329,560
10.5%, 6/1/2013		160,000	175,400
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014		718,000	759,285
Newmont Mining Corp., 5.875%, 4/1/2035		1,002,000	940,467
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	825,000	1,165,240
Peabody Energy Corp., Series B, 6.875%, 3/15/2013		20,000	20,250
Pliant Corp., 11.625%, 6/15/2009 (PIK)		5	6
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012		265,000	266,335
The Mosaic Co.:
144A, 7.375%, 12/1/2014		489,000	508,560
144A, 7.625%, 12/1/2016		102,000	108,885
Westlake Chemical Corp., 6.625%, 1/15/2016		1,066,000	1,036,685

			9,305,945
Telecommunication Services 0.8%
Axtel SAB de CV, 144A, 7.625%, 2/1/2017		651,000	660,765
Citizens Communications Co., 9.0%, 8/15/2031		538,000	590,455
Embarq Corp., 7.995%, 6/1/2036		1,326,000	1,402,446
Mobifon Holdings BV, 12.5%, 7/31/2010		315,000	339,806
Nordic Telephone Co. Holdings, 144A, 8.875%, 5/1/2016		636,000	683,700
Sprint Nextel Corp., 6.0%, 12/1/2016		792,000	777,285
Telecom Italia Capital:
4.95%, 9/30/2014		1,077,000	1,026,182
6.2%, 7/18/2011		320,000	330,146

			5,810,785
Utilities 5.1%
AES Corp., 144A, 8.75%, 5/15/2013		250,000	266,563
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012		1,187,000	1,287,895
Arizona Public Service Co., 6.875%, 8/1/2036		1,320,000	1,410,683
Baltimore Gas & Electric Co., 144A, 6.35%, 10/1/2036		440,000	452,842
CMS Energy Corp., 8.5%, 4/15/2011		135,000	147,319
Commonwealth Edison Co.:
Series 99, 3.7%, 2/1/2008		865,000	851,284
Series 98, 6.15%, 3/15/2012		1,665,000	1,689,544
6.95%, 7/15/2018		1,465,000	1,472,712
Constellation Energy Group, 7.6%, 4/1/2032		620,000	714,216
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010		1,118,000	1,078,230
5.0%, 2/15/2012		1,870,000	1,849,058
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066		1,075,000	1,099,091
7.5%, 6/30/2066		3,155,000	3,431,069
Edison Mission Energy, 7.75%, 6/15/2016		898,000	945,145
Energy East Corp.:
6.75%, 6/15/2012		2,505,000	2,659,290
6.75%, 9/15/2033		430,000	454,456
6.75%, 7/15/2036		1,155,000	1,229,670
FPL Energy National Wind, 144A, 5.608%, 3/10/2024		1,806,062	1,794,323

Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,810,000	1,800,832
Mirant Mid Atlantic LLC, Series A, 8.625%, 6/30/2012	397,960	423,827
Mission Energy Holding Co., 13.5%, 7/15/2008	417,000	455,572
Nevada Power Co., 9.0%, 8/15/2013	115,000	123,792
Northeast Utilities, Series B, 3.3%, 6/1/2008	3,985,000	3,893,170
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	2,615,000	2,616,658
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	568,000	619,120
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	750,000	772,500
Sierra Pacific Resources:
6.75%, 8/15/2017	50,000	51,297
7.803%, 6/15/2012	1,000	1,058
8.625%, 3/15/2014	30,000	32,297
TXU Corp., 7.48%, 1/1/2017	1,364,438	1,411,702

		35,035,215

Total Corporate Bonds (Cost $169,169,684)		170,981,325
Asset Backed 4.2%
Home Equity Loans
Bayview Financial Acquistion Trust, "1A1", Series 2006-C, 6.035%, 11/28/2036	4,786,461	4,787,209
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035	3,185,593	3,160,691
"2A3", Series 2005-12, 5.069%, 2/25/2036	3,145,000	3,083,632
"A6", Series 2006-S6, 5.657%, 3/25/2034	3,120,000	3,117,890
Credit-Based Asset Servicing and Securities, "AF2", Series 2004-CB8, 4.134%, 12/25/2035	358,011	356,625
Master Asset Backed Securities Trust, "A1B", Series 2005-AB1, 5.143%, 11/25/2035	1,578,381	1,569,506
Merrill Lynch Mortgage Investors Trust, "A1A", Series 2005-NCB, 5.451%, 7/25/2036	333,047	331,745
Novastar NIM Trust, "NOTE", Series 2005-N1, 144A, 4.777%, 10/26/2035	5,402	5,395
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	1,360,000	1,345,542
"AF1", Series 2006-4, 5.545%, 1/25/2037	2,407,251	2,398,905
Residential Asset Mortgage Products, Inc., "AI5", Series 2002-RS3, 5.572%, 6/25/2032	2,547,367	2,538,149
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.849%, 8/25/2036	6,772,000	6,696,526

Total Asset Backed (Cost $29,563,987)		29,391,815
Mortgage Backed Securities Pass-Throughs 9.3%
Federal Home Loan Mortgage Corp., 5.5%, 7/1/2034 (f)	7,795,000	7,706,698
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 10/1/2033	11,191,097	10,600,794
5.0%, with various maturities from 8/1/2020 until 3/1/2034	10,097,774	9,811,465
5.5%, with various maturities from 12/1/2024 until 8/1/2036 (f)	18,552,431	18,401,963
6.0%, 9/1/2036	3,796,377	3,825,740
6.5%, with various maturities from 9/1/2016 until 9/1/2036	13,579,518	13,872,000
8.0%, 9/1/2015	591,324	623,932

Total Mortgage Backed Securities Pass-Throughs (Cost $65,049,075)		64,842,592
Commercial and Non-Agency Mortgage-Backed Securities 26.4%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.766% *, 5/25/2036	3,190,000	3,251,202
Banc of America Commercial Mortgage, Inc., "A4", Series 2005-5, 5.115% *, 10/10/2045	5,120,000	5,042,697
Banc of America Funding Corp., "2A1", Series 2006-E, 5.847% *, 6/20/2036	3,241,254	3,263,796
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	7,727,454	7,592,281
"2A1", Series 2006-4, 5.827% *, 10/25/2036	2,695,375	2,711,550
Chase Mortgage Finance Corp.:

"3A1", Series 2005-A1, 5.27% *, 12/25/2035	5,308,346	5,286,142
"A10", Series 2007-S1, 6.0%, 2/25/2037	5,085,000	5,139,788
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	2,380,511	2,378,841
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7% *, 3/25/2036	4,555,403	4,486,513
"1A1", Series 2006-AR1, 4.9% *, 10/25/2035	1,548,274	1,535,902
"1A2", Series 2006-AR2, 5.54% *, 3/25/2036	2,806,466	2,806,503
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	3,079,650	3,143,649
Countrywide Alternative Loan Trust:
"2A2", Series 2004-18CB, 5.125%, 9/25/2034	2,681,970	2,666,032
"1A5", Series 2003-J1, 5.25%, 10/25/2033	2,034,303	2,020,670
"1A15", Series 2005-J10, 5.5%, 10/25/2035	3,433,506	3,420,257
"1A1", Series 2004-J1, 6.0%, 2/25/2034	332,087	330,998
"7A1", Series 2004-J2, 6.0%, 12/25/2033	907,840	909,968
Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	776,410	772,716
Credit Suisse Mortgage Capital Certificates, "3A1", Series 2006-9, 6.0%, 11/25/2036	4,926,824	4,978,808
First Horizon Mortgage Pass-Through Trust, "1A1", Series 2007-AR1, 5.866%, 5/25/2037	3,614,537	3,642,988
GMAC Mortgage Corp. Loan Trust:
"A15", Series 2004-J1, 5.25%, 4/25/2034	1,755,127	1,748,488
"4A1", Series 2005-AR6, 5.46% *, 11/19/2035	2,945,229	2,914,894
"A1", Series 2006-J1, 5.75%, 4/25/2036	6,342,877	6,365,341
GS Mortgage Securities Corp. II, "C", Series 1998-C1, 6.91%, 10/18/2030	3,255,000	3,309,290
GSR Mortgage Loan Trust:
"2A4", Series 2006-AR1, 5.188% *, 1/25/2036	5,145,000	5,128,261
"2A1", Series 2007-AR1, 6.03% *, 3/25/2037	1,977,545	1,995,751
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.814% *, 1/25/2037	1,771,945	1,776,144
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2006-CB17, 5.429%, 12/12/2043	3,405,000	3,411,619
"A4", Series 2006-LDP6, 5.475%, 4/15/2043	3,510,000	3,532,674
JPMorgan Mortgage Trust, "2A4", Series 2006-A2, 5.76% *, 4/25/2036	4,085,000	4,168,731
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	6,310,212	6,309,354
"5A1", Series 2005-2, 6.5%, 12/25/2034	795,541	805,609
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	2,715,050	2,660,749
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	465,000	457,130
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	3,075,000	3,077,608
Mortgage Capital Funding, Inc., "A2", Series 1998-MC3, 6.337%, 11/18/2031	1,798,103	1,805,733
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	3,615,872	3,556,550
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.834%, 2/20/2047	5,017,002	5,045,315
Structured Adjustable Rate Mortgage Loan Trust, "2A1", Series 2006-1, 5.615% *, 2/25/2036	2,849,785	2,860,278
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	885,138	848,903
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.158% *, 10/20/2035	5,469,566	5,440,294
Washington Mutual:
"1A1", Series 2006-AR2, 5.318% *, 3/25/2037	4,496,466	4,476,042
"4A1", Series 2007-HY3, 5.36% *, 3/25/2037	3,221,575	3,209,785
"1A1", Series 2006-AR18, 5.364% *, 1/25/2037	5,726,628	5,702,042
"1A1", Series 2007-HY4, 5.574% *, 4/25/2037	5,243,024	5,229,097
"1A1", Series 2007-HY2, 5.648% *, 12/25/2036	5,013,117	5,023,927
"3A1", Series 2007-HY2, 5.95% *, 9/25/2036	3,272,896	3,308,908
Wells Fargo Mortgage Backed Securities Trust:
"B1", Series 2005-AR12, 4.325% *, 7/25/2035	3,493,049	3,403,447
"2A5", Series 2006-AR2, 5.09% *, 3/25/2036	10,226,956	10,136,435
"A1", Series 2006-3, 5.5%, 3/25/2036	3,158,603	3,153,834
"2A5", Series 2006-AR1, 5.556% *, 3/25/2036	3,340,000	3,328,009

"1A3", Series 2006-6, 5.75%, 5/25/2036		3,215,080	3,228,660

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $183,100,054)			182,800,203
Collateralized Mortgage Obligations 13.9%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044		2,539,488	2,569,672
Federal Home Loan Mortgage Corp.:
"BG", Series 2869, 5.0%, 7/15/2033		815,000	792,259
"JG", Series 2937, 5.0%, 8/15/2033		7,240,000	7,008,403
"KD", Series 2915, 5.0%, 9/15/2033		3,266,000	3,167,177
"OG", Series 2889, 5.0%, 5/15/2033		7,102,000	6,882,170
"PB", Series 2893, 5.0%, 12/15/2027		3,800,000	3,776,856
"PD", Series 2844, 5.0%, 12/15/2032		5,420,000	5,271,690
"PE", Series 2721, 5.0%, 1/15/2023		345,000	336,824
"PE", Series 2898, 5.0%, 5/15/2033		3,440,000	3,338,937
"PG", Series 2734, 5.0%, 7/15/2032		6,738,000	6,549,261
"QE", Series 2991, 5.0%, 8/15/2034		5,609,000	5,432,465
"TK", Series 2693, 5.0%, 8/15/2027		5,412,000	5,386,128
"UE", Series 2764, 5.0%, 10/15/2032		6,133,000	5,975,506
"UE", Series 2911, 5.0%, 6/15/2033		3,585,000	3,478,677
"CH", Series 2390, 5.5%, 12/15/2016		2,272,000	2,298,442
"PE", Series 2522, 5.5%, 3/15/2022		11,050,000	11,130,182
Federal National Mortgage Association:
"C", Series 2002-M2, 4.717%, 8/25/2012		8,746,481	8,614,039
"PE", Series 2005-44, 5.0%, 7/25/2033		1,350,000	1,307,501
"QD", Series 2005-29, 5.0%, 8/25/2033		2,485,000	2,407,666
"OG", Series 2001-69, 5.5%, 12/25/2016		2,005,750	2,024,580
"PG", Series 2002-3, 5.5%, 2/25/2017		3,750,000	3,786,504
"QC", Series 2002-11, 5.5%, 3/25/2017		4,270,000	4,305,911
"VD", Series 2002-56, 6.0%, 4/25/2020		105,955	105,827
"ZQ", Series G92-9, 7.0%, 12/25/2021		664,431	668,589

Total Collateralized Mortgage Obligations (Cost $97,282,408)			96,615,266
Municipal Bonds and Notes 4.5%
Brockton, MA, General Obligation, Economic Development, Series A, 6.45%, 5/1/2017 (c)		1,825,000	1,944,300
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.053%, 1/1/2011 (c)		3,510,000	3,514,774
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020 (c)		3,325,000	3,176,638
Hoboken, NJ, Series B, 5.33%, 2/1/2018 (c)		1,825,000	1,858,799
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		3,555,000	3,513,549
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (c)		390,000	405,487
Portland, OR, River District, Renewal & Redevelopment Revenue, Series B, 3.8%, 6/15/2012 (c)		1,955,000	1,856,273
South Portland, ME, State General Obligation, 5.1%, 3/1/2017 (c)		1,890,000	1,866,148
Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (c)		3,890,000	3,899,569
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)		4,245,000	4,221,525
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)		3,600,000	3,593,196
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)		1,335,000	1,271,628

Total Municipal Bonds and Notes (Cost $31,230,505)			31,121,886
Government & Agency Obligations 13.0%
Sovereign Bonds 2.2%
Aries Vermogensverwaltung GmbH, Series B, REG S, 7.75%, 10/25/2009	EUR	250,000	367,432
Central Bank of Argentina, 2.0%, 2/4/2018	ARS	480,424	261,508
Dominican Republic, Series REG S, 8.625%, 4/20/2027		110,000	128,040

Government of Indonesia:
Series REG S, 6.625%, 2/17/2037		650,000	644,312
Series FR-43, 10.25%, 7/15/2022	IDR	3,350,000,000	371,403
Series FR-23, 11.0%, 12/15/2012	IDR	3,000,000,000	358,824
Series FR-26, 11.0%, 10/15/2014	IDR	2,696,000,000	323,057
Series FR-33, 12.5%, 3/15/2013	IDR	2,000,000,000	253,022
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	2,650,000	786,035
Government of Ukraine:
Series REG S, 6.58%, 11/21/2016		1,290,000	1,309,350
Series REG S, 7.65%, 6/11/2013		300,000	324,840
Mexican Bonds, Series M-20, 8.0%, 12/7/2023	MXN	3,220,000	300,246
Republic of Argentina:
GDP Linked Note, 12/15/2035		2,076,943	315,695
GDP Linked Note, 12/15/2035	ARS	5,845,697	239,353
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		670,000	315,905
8.28%, 12/31/2033 (PIK)		693,246	745,933
Republic of Colombia:
7.375%, 1/27/2017		190,000	208,905
7.375%, 9/18/2037		670,000	749,060
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035		480,000	555,600
Republic of Panama:
6.7%, 1/26/2036		310,000	327,825
7.125%, 1/29/2026		830,000	913,000
Republic of Peru, 8.2%, 8/12/2026	PEN	2,000,000	780,838
Republic of Philippines, 7.75%, 1/14/2031		870,000	985,275
Republic of Turkey:
6.875%, 3/17/2036		360,000	348,750
Series CPI, 10.0%, 2/15/2012	TRY	460,000	345,548
14.0%, 1/19/2011	TRY	740,000	490,691
15%, 2/10/2010	TRY	460,000	315,803
Republic of Venezuela:
5.75%, 2/26/2016		350,000	325,500
7.65%, 4/21/2025		600,000	630,300
9.375%, 1/13/2034		240,000	300,840
Russian Federation, Series REG S, 7.5%, 3/31/2030		180,000	204,552
State of Qatar, Series REG S, 9.75%, 6/15/2030		410,000	611,720

			15,139,162
US Treasury Obligations 10.8%
US Treasury Bonds:
4.75%, 2/15/2037		1,020,000	1,009,003
6.0%, 2/15/2026 (b)		26,001,000	29,521,302
6.875%, 8/15/2025		100,000	123,836
7.5%, 11/15/2016		230,000	279,872
8.75%, 8/15/2020		4,621,000	6,391,060
US Treasury Inflation Indexed Note, 2.0%, 1/15/2014		16,855,454	16,712,570
US Treasury Notes:
3.375%, 2/15/2008		733,000	723,809
3.625%, 6/30/2007		550,000	548,797
4.625%, 12/31/2011 (b)		6,889,000	6,918,333
4.625%, 2/29/2012 (b)		13,082,000	13,141,275

			75,369,857

Total Government & Agency Obligations (Cost $90,702,665)			90,509,019

			Shares	Value ($)

	Preferred Stocks 0.1%
Arch Capital Group Ltd., 8.0%			13,089	349,312
Ford Motor Credit Co. LLC, 7.375%			7,800	168,870

Total Preferred Stocks (Cost $502,167)				518,182
			Principal Amount ($)(a)	Value ($)

	Time Deposit 0.3%
Dexia Banque International, 5.26%, 5/2/2007 (Cost $2,180,966)			2,180,966	2,180,966
			Shares	Value ($)

	Securities Lending Collateral 6.5%
Daily Assts Fund Institutional, 5.33% (d) (e) (Cost $45,229,766)			45,229,766	45,229,766
	Cash Equivalents 4.9%
Cash Management QP Trust, 5.31% (d) (Cost $33,871,363)			33,871,363	33,871,363
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 747,882,640)			107.8	748,062,383
Other Assets and Liabilities, Net			(7.8)	(54,448,583)

Net Assets			100.0	693,613,800

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of April 30, 2007.

(a) Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2007 amounted to $44,490,174 which is 6.4% of net assets.
(c)	Bond is insured by one of these companies.
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group	0.7
	Financial Guaranty Insurance Company	0.3
	Financial Security Assurance, Inc.	1.0
	MBIA Corp.	1.7
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.
(f)	Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

As of April 30, 2007, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
AUD	4,100,000	USD	3,406,731	7/23/2007	9,109
USD	3,572,689	CAD	4,000,000	7/23/2007	40,093
USD	649,975	KZT	78,647,000	7/23/2007	5,187
USD	1,727,521	NOK	10,300,000	7/23/2007	7,412
NZD	7,877,000	USD	5,829,610	7/23/2007	28,978
TRY	709,000	USD	510,623	7/23/2007	6,808
USD	301,587	UAH	1,520,000	7/23/2007	929
Total unrealized appreciation					98,516
					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	1,735,222	AUD	2,084,000	7/23/2007	(8,236)
USD	654,988	BRL	1,346,000	7/23/2007	(195)
EUR	825,000	USD	1,089,503	6/11/2007	(38,211)
EUR	210,000	USD	285,831	7/23/2007	(1,633)
EUR	1,639,000	USD	2,230,441	7/23/2007	(13,148)
IDR	3,170,000,000	USD	347,359	7/23/2007	(1,644)
Total unrealized depreciation					(63,067)
Currency Abbreviations:
ARS	Argentine Peso		MYR	Malaysian Ringgit
AUD	Australian Dollar		NOK	Norwegian Krone
BRL	Brazilian Real		NZD	New Zealand Dollar
CAD	Canadian Dollar		PEN	Perovian Nooveau Sol
EUR	Euro		RUB	New Russian Ruble
IDR	Indonesian Rupiah		TRY	New Turkish Lira
KZT	Kazakhstan Tenge		UAH	Ukraine Hryvna
MXN	Mexican Peso		USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007